Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note 14. Income Taxes

The provision for income taxes consists of the following:

	Years Ended December 31,
	2015	2014	2013
Current
Federal	$-	$-	$-
State	-	-	-
Total current	-	-	-
Deferred
Federal	(6,521,134)	(3,694,966)	(2,994,771)
State	(1,150,789)	(652,053)	(528,489)
Change in valuation allowance	7,634,360	4,425,551	3,601,792
Total deferred	(37,562)	78,532	78,531
Provision for income taxes	$(37,562)	$78,532	$78,531

The provision for income taxes using the U.S. Federal statutory tax rate as compared to the Company’s effective tax rate is summarized as follows:

	Years Ended December 31,
	2015	2014	2013
U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes	(6.0)%	(6.0)%	(6.0)%
Permanent differences	0.1%	0.1%	0.3%
Valuation allowance	39.8%	40.2%	40.0%
Effective tax rate	(0.1)%	0.3%	0.3%

The Company files income tax returns for Towerstream Corporation and its subsidiaries in the U.S. federal and various state principle jurisdictions. As of December 31, 2015, the tax returns for Towerstream Corporation for the years 2012 through 2015 remain open to examination by the Internal Revenue Service and various state authorities.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2015	2014
Deferred tax assets
Net operating loss carryforwards	$56,202,470	$43,362,260
Stock-based compensation	2,426,886	2,094,946
Intangible assets	2,481,960	2,583,348
Debt discount	695,259	252,788
Allowance for doubtful accounts	37,145	23,710
Other	1,388,166	32,716
Total deferred tax assets	63,231,886	48,349,768
Valuation allowance	(61,340,847)	(45,195,445)
Deferred tax assets, net of valuation allowance	1,891,039	3,154,323

Deferred tax liabilities
Depreciation	(1,891,039)	(3,154,323)
Intangible assets	(363,774)	(401,337)
Total deferred tax liabilities	(2,254,813)	(3,555,660)
Net deferred tax liabilities	$(363,774)	$(401,337)

TOWERSTREAM CORPORATION AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Accounting for Uncertainty in Income Taxes

ASC Topic 740 clarifies the accounting and reporting for uncertainties in income tax law. ASC Topic 740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The guidance also provides direction on derecogntion, classification, interest and penalties, accounting in interim periods, disclosure and transition.

As of December 31, 2015 and 2014, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses. No interest and penalties were recorded during the years ended December 31, 2015, 2014, and 2013. The Company does not expect its unrecognized tax benefit position to change during the next twelve months.

NOL Limitations

The Company’s utilization of net operating loss (“NOL”) carryforwards is subject to an annual limitation due to ownership changes that have occurred previously or that could occur in the future as provided in Section 382 of the Internal Revenue Code, as well as similar state provisions. Section 382 limits the utilization of NOLs when there is a greater than 50% change of ownership as determined under the regulations. Since its formation, the Company has raised capital through the issuance of capital stock and various convertible instruments which, combined with the purchasing shareholders’ subsequent disposition of these shares, has resulted in an ownership change as defined by Section 382, and also could result in an ownership change in the future upon subsequent disposition.

   As of December 31, 2015, 2014 and 2013, the Company had approximately $140,506,000, $108,398,000, and $84,417,000, respectively, of federal and state NOL carryovers. Federal NOLs will begin expiring in 2027. State NOLs began expiring in 2012.

Valuation Allowance

In assessing the realizability of deferred tax assets, the Company has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. In making this determination, under the applicable financial reporting standards, the Company has considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. Since both goodwill and the FCC licenses are considered to be assets with indefinite lives for financial reporting purposes, the related deferred tax liabilities cannot be used as a source of future taxable income for purposes of determining the need for a valuation allowance. Based upon this evaluation, a full valuation allowance has been recorded as of December 31, 2015 and 2014. The change in valuation allowance was $16,145,402 and $11,049,207, respectively, for the years ended December 31, 2015 and 2014 of which $8,511,042 and $6,623,656, respectively, pertains to discontinued operations.